UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002104643

                      Towd Point Mortgage Trust 2026-CES2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

                      Chaojun Fan, (646) 885-3432
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information. In addition, please see Item 3, Exhibit 99.4 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Item 3, Exhibits 99.1, 99.2 and 99.3 should be disregarded, as they relate to mortgage loans which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2026-CES2.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades
	Schedule 3 –	Exception Grades
	Schedule 4 –	Valuation Summary
	Schedule 5 –	Supplemental Data
	Schedule 6 –	ASF
	Schedule 7 –	Business Purpose
	Schedule 8 –	Data Compare Summary (Total)

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Conditions Report
	Schedule 3 –	Custom Upload
	Schedule 4 –	Valuations Summary
	Schedule 5 –	Loan Level Tape Compare
	Schedule 6 –	Rating Agency ATR QM Report

99.3	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Loan Level Exceptions
	Schedule 3 –	Exception Level
	Schedule 4 –	RA Loan Level Grades
	Schedule 5 –	CA Valuations Report
	Schedule 6 –	Data Compare
	Schedule 7 –	Data Extract Report
	Schedule 8 –	CA Supplemental Report

99.4	Mortgage Loans Excluded from Securitization Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 4, 2026

CRM 3 DEPOSITOR, LLC
(Depositor)

By:	/s/ Chaojun Fan
Name: Chaojun Fan
Title: Managing Director

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades
	Schedule 3 –	Exception Grades
	Schedule 4 –	Valuation Summary
	Schedule 5 –	Supplemental Data
	Schedule 6 –	ASF
	Schedule 7 –	Business Purpose
	Schedule 8 –	Data Compare Summary (Total)

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Conditions Report
	Schedule 3 –	Custom Upload
	Schedule 4 –	Valuations Summary
	Schedule 5 –	Loan Level Tape Compare
	Schedule 6 –	Rating Agency ATR QM Report

99.3	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Loan Level Exceptions
	Schedule 3 –	Exception Level
	Schedule 4 –	RA Loan Level Grades
	Schedule 5 –	CA Valuations Report
	Schedule 6 –	Data Compare
	Schedule 7 –	Data Extract Report
	Schedule 8 –	CA Supplemental Report

99.4	Mortgage Loans Excluded from Securitization Transaction